Condensed Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Operating Activities
Net income	$ 2,651	$ 2,612
Items not requiring (providing) cash
Depreciation and amortization	960	981
Amortization of ESOP and share-based compensation plans	163	198
Net cash provided by operating activities	937	(943)
Financing Activities
Dividends paid to stockholders	(1,773)	(1,556)
Treasury stock -net	39	(70)
Net Change in Cash and Cash Equivalents	15,690	(51,634)
Cash and Cash Equivalents, Beginning of Year	23,474	75,108
Cash and Cash Equivalents, End of Year	39,164	23,474
Parent Company
Operating Activities
Net income	2,651	2,612
Items not requiring (providing) cash
Depreciation and amortization	12	12
Equity in undistributed income of subsidiary	(96)	(326)
Amortization of ESOP and share-based compensation plans	355	364
Net change in other assets and other liabilities	(697)	(357)
Net cash provided by operating activities	2,225	2,305
Financing Activities
Dividends paid to stockholders	(1,773)	(1,556)
Treasury stock -net	39	(70)
Net cash used in financing activities	(1,734)	(1,626)
Net Change in Cash and Cash Equivalents	491	679
Cash and Cash Equivalents, Beginning of Year	2,117	1,438
Cash and Cash Equivalents, End of Year	$ 2,608	$ 2,117